Restricted cash	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Restricted cash

3. Restricted cash

Restricted cash consists of US dollar money market securities (plus accrued interest) which has been deposited by NXT with financial institutions as security in order for these institutions to issue bank letters of credit for the benefit of third party clients. These letters of credit include contractual performance bonds related to conducting certain SFD® surveys.